Contingent Liabilities (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Contingent Liabilities
Contractual purchase obligations for 2018	$ 10,074
Contractual purchase obligations for 2019 and 2020	12,331
Contractual purchase obligations for 2021 and 2022	7,003
Contractual purchase obligations for years 2023 and thereafter	$ 5,831